Deferred Charges	6 Months Ended
Jun. 30, 2015
Deferred Charges [Abstract]
Deferred Charges

4.Deferred Charges

Deferred charges consist of dry-docking and special survey costs, net of accumulated amortization, and amounted to $13,131 and $13,830, at June 30, 2015 and December 31, 2014, respectively, and loan fees, net of accumulated amortization, amounted to $6,607 and $6,360 at June 30, 2015 and December 31, 2014, respectively. Amortization of deferred dry-docking costs was $3,568 during the first six months of 2015 and $2,632 during the first six months of 2014 and is included in the depreciation and amortization of deferred dry-docking costs in the accompanying Consolidated Statements of Operations, while amortization of loan fees is included in Interest and finance costs, net.